UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21222

Eaton Vance Insured Florida Plus Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	June 30, 2008

Item 1. Schedule of Investments

Eaton Vance Insured Florida Plus Municipal Bond Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 179.3%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 1.2%
$415	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$408,929
		$408,929
Hospital — 4.0%
$500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	$465,695
1,000	South Miami Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42 (1)	946,825
		$1,412,520
Industrial Development Revenue — 5.8%
$1,950	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (1)	$2,010,196
		$2,010,196
Insured-Electric Utilities — 6.5%
$1,300	Jacksonville Electric Authority, Electric System Revenue, (FSA), 4.75%, 10/1/34	$1,268,462
1,000	Northern Municipal Power Agency, IL, (Prairie Street Project), (MBIA), 5.00%, 1/1/32	983,700
		$2,252,162
Insured-Escrowed/Prerefunded — 18.9%
$1,025	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	$1,098,523
2,250	Orange County Tourist Development Tax, (AMBAC), Prerefunded to 4/1/12, 5.125%, 10/1/30 (1)	2,398,222
2,825	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36 (1)	3,086,132
		$6,582,877
Insured-General Obligations — 17.1%
$2,000	Bowling Green, OH, City School District, (FSA), 5.00%, 12/1/34	$2,025,780
1,155	King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37	1,146,153
1,000	Mobile, AL, (FSA), 5.00%, 2/15/28	1,023,740
3,005	San Juan, CA, Unified School District, (FSA), 0.00%, 8/1/23	1,407,752
950	West Virginia, (FGIC), 0.00%, 11/1/26	364,705
		$5,968,130
Insured-Hospital — 24.2%
$180	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38	$180,131
250	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38 (1)	250,183
190	Indiana Health and Educational Facility Financing Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41	191,001
2,500	Indiana Health and Educational Facility Financing Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41 (1)	2,513,175
1,700	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47 (1)	1,631,924
545	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/31	563,116
100	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	102,787
1,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36 (1)	1,027,870
2,000	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Health), (FSA), 5.00%, 12/1/34	1,982,540
		$8,442,727
Insured-Lease Revenue/Certificates of Participation — 11.7%
$2,000	San Diego County, CA, Water Authority, Certificates of Participation, (FSA), 5.00%, 5/1/38 (1)	$2,023,120
2,000	Tri-Creek Middle School Building Corp., IN, (FSA), 5.25%, 1/15/34 (1)	2,048,580
		$4,071,700

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Insured-Other Revenue — 5.7%
$2,000	Village Center Community Development District, (MBIA), 5.00%, 11/1/32	$2,004,920
		$2,004,920
Insured-Public Education — 2.9%
$1,025	University of Vermont and State Agricultural College, (MBIA), 5.00%, 10/1/40	$1,019,711
		$1,019,711
Insured-Special Tax Revenue — 22.1%
$1,580	Baton Rouge, LA, Public Improvement, (FSA), 4.25%, 8/1/32 (2)	$1,435,446
1,275	Jacksonville, Excise Tax, (FGIC), 5.125%, 10/1/27	1,289,204
380	Louisiana Gas and Fuels Tax, (FGIC), (FSA), 5.00%, 5/1/41	381,930
600	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	126,582
8,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,296,240
1,020	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	1,007,638
9,835	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	682,647
1,690	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	216,979
3,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	405,451
2,105	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	239,781
1,120	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/20	617,411
		$7,699,309
Insured-Transportation — 22.3%
$1,155	Central Puget Sound, WA, Regional Transportation Authority, Sales Revenue, (FSA), 5.00%, 11/1/34	$1,173,018
420	Chicago, IL, (O’Hare International Airport), (FSA), 4.50%, 1/1/38	389,613
3,000	Chicago, IL, (O’Hare International Airport), (FSA), 5.00%, 1/1/33	3,006,750
1,295	Maryland Transportation Authority, (FSA), 5.00%, 7/1/41	1,316,406
1,605	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/24	697,613
1,950	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/25	799,617
1,000	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/26	385,890
		$7,768,907
Insured-Water and Sewer — 25.5%
$210	Austin, TX, Water and Wastewater System, (FSA), 5.00%, 11/15/33	$212,423
2,000	Austin, TX, Water and Wastewater System, (FSA), 5.00%, 11/15/33 (1)	2,023,080
1,000	Emerald Coast, Utility Authority Revenue, (FGIC), 4.75%, 1/1/31	907,450
2,000	Fernley, NV, (AGC), 5.00%, 2/1/38 (1)	2,013,540
370	Houston, TX, Utility System, (FSA), 5.00%, 11/15/33	375,236
1,000	Ogden City, UT, Sewer and Water Revenue, (FSA), 4.50%, 6/15/33	939,990
570	Pearland, TX, Waterworks and Sewer Systems, (FSA), 4.50%, 9/1/34	536,541
1,830	Wichita, KS, Water and Sewer Utility, (AGC), 5.00%, 10/1/31	1,864,587
		$8,872,847
Insured-Water Revenue — 5.5%
$1,500	Detroit, MI, Water Supply System, (BHAC), (FGIC), 4.50%, 7/1/29	$1,412,460
500	Tampa Bay Water Utility System, (FGIC), Variable Rate, 7.62%, 10/1/27 (3)(4)	508,740
		$1,921,200
Private Education — 5.9%
$2,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38 (1)	$2,041,440
		$2,041,440
Total Tax-Exempt Investments — 179.3% (identified cost $62,844,675)		$62,477,575
Other Assets, Less Liabilities — (14.7)%		$(5,131,563)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (64.6)%		$(22,500,000)
Net Assets Applicable to Common Shares— 100.0%		$34,846,012

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AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
BHAC	—	Berkshire Hathaway Assurance Corp.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At June 30, 2008, the concentration of the Fund’s investment in the various states, determined as a percentage of total investments, is as follows:

Florida	23.0%
Others, representing less than 10% individually	77.0%

The Fund invests primarily in debt securities issued by Florida and other state municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2008, 90.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 42.7% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of the securities is $508,740 or 1.5% of the Fund’s net assets applicable to common shares.

(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2008.

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/08	60 U.S. Treasury Bond	Short	$(6,829,732)	$(6,935,625)	$(105,893)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,525,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$2,969

Merrill Lynch Capital Services, Inc.	2,000,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	20,645

Morgan Stanley Capital Services, Inc.	900,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(61,009)
					$(37,395)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$42,519,141
Gross unrealized appreciation	$780,941
Gross unrealized depreciation	(1,267,507)
Net unrealized depreciation	$(486,566)

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Florida Plus Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 27, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 27, 2008